UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-03196

Cash Reserve Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2015

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2015

Semiannual Report

to Shareholders

Cash Reserve Fund Prime Series

Contents
Cash Reserve Fund — Prime Series
3 Portfolio Summary
4 Statement of Assets and Liabilities
5 Statement of Operations
6 Statement of Changes in Net Assets
7 Financial Highlights
9 Notes to Financial Statements
16 Information About Your Fund's Expenses
Cash Management Portfolio
19 Investment Portfolio
35 Statement of Assets and Liabilities
36 Statement of Operations
37 Statement of Changes in Net Assets
38 Financial Highlights
39 Notes to Financial Statements
45 Other Information
46 Advisory Agreement Board Considerations and Fee Evaluation
51 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Statement of Assets and Liabilities
as of June 30, 2015 (Unaudited)
Assets
Investment in Cash Management Portfolio, at value	$893,726,221
Receivable for Fund shares sold	12,518
Other assets	106,770
Total assets	893,845,509
Liabilities
Distributions payable	1,012
Accrued Directors' fees	1,370
Other accrued expenses and payables	181,736
Total liabilities	184,118
Net assets, at value	$893,661,391
Net Assets Consist of
Undistributed net investment income	53,133
Accumulated net realized gain (loss)	21,242
Paid-in capital	893,587,016
Net assets, at value	$893,661,391
Net Asset Value
Prime Shares Net Asset Value, offering and redemption price per share ($641,846,517 ÷ 641,944,853 outstanding shares of beneficial interest, $.001 par value, 9,000,000,000 shares authorized)	$1.00
Prime Institutional Shares Net Asset Value, offering and redemption price per share ($251,814,874 ÷ 251,870,773 outstanding shares of beneficial interest, $.001 par value, 3,200,000,000 shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2015 (Unaudited)
Investment Income
Income and expenses allocated from Cash Management Portfolio: Interest	$949,890
Expenses*	(607,473)
Net investment income allocated from Cash Management Portfolio	342,417
Expenses: Administration fee	433,773
Services to shareholders	232,600
Distribution and service fees	945,453
Professional fees	19,228
Reports to shareholders	29,537
Registration fees	30,612
Directors' fees and expenses	2,843
Other	12,779
Total expenses before expense reductions	1,706,825
Expense reductions	(1,407,775)
Total expenses after expense reductions	299,050
Net investment income (loss)	43,367
Net realized gain (loss) allocated from Cash Management Portfolio	19,776
Net increase (decrease) in net assets resulting from operations	$63,143

* Net of $116,988 Advisor reimbursement allocated from Cash Management Portfolio for the six months ended June 30, 2015.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations: Net investment income	$43,367	$85,393
Operations: Net investment income	$43,367	$85,393
Net realized gain (loss)	19,776	1,766
Net increase (decrease) in net assets resulting from operations	63,143	87,159
Distributions to shareholders from: Net investment income: Prime Shares	(29,531)	(60,670)
Prime Institutional Shares	(13,833)	(24,723)
Net realized gains: Prime Shares	—	(7,088)
Prime Institutional Shares	—	(3,217)
Total distributions	(43,364)	(95,698)
Fund share transactions: Proceeds from shares sold	946,268,294	2,022,972,618
Reinvestment of distributions	36,959	83,002
Payments for shares redeemed	(955,419,593)	(1,961,386,944)
Net increase (decrease) in net assets from Fund share transactions	(9,114,340)	61,668,676
Increase (decrease) in net assets	(9,094,561)	61,660,137
Net assets at beginning of period	902,755,952	841,095,815
Net assets at end of period (including undistributed net investment income of $53,133 and $53,130, respectively)	$893,661,391	$902,755,952

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Prime Shares
			Years Ended December 31,
	Six Months Ended 6/30/15 (Unaudited)		2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.001
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.001
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net realized gains	—		(.000	)***	(.000	)***	(.000	)***	—		—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.00	**	.01		.01		.01		.02		.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	642		629		652		659		620		754
Ratio of expenses before expense reductions, including expenses allocated from Cash Management Portfolio (%)	.68	*	.70		.68		.68		.69		.67
Ratio of expenses after expense reductions, including expenses allocated from Cash Management Portfolio (%)	.21	*	.18		.21		.28		.24		.31
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Prime Institutional Shares
			Years Ended December 31,
	Six Months Ended 6/30/15 (Unaudited)		2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.001
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.001
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.002
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)
Net realized gains		—	(.000	)***	(.000	)***	(.000	)***	—		—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.00	**	.01		.01		.02		.02		.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	252		274		189		247		514		589
Ratio of expenses before expense reductions, including expenses allocated from Cash Management Portfolio (%)	.30	*	.31		.30		.30		.30		.29
Ratio of expenses after expense reductions, including expenses allocated from Cash Management Portfolio (%)	.21	*	.18		.21		.27		.24		.27
Ratio of net investment income (%)	.01	*	.01		.01		.02		.01		.05
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Reserve Fund — Prime Series (the "Fund") is a diversified series of Cash Reserve Fund, Inc., (the "Corporation") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and is organized as a corporation under the laws of the state of Maryland.

The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Cash Management Portfolio (the "Portfolio"), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2015, the Fund owned approximately 5% of the Portfolio.

The Fund offers two classes of shares to investors: Cash Reserve Prime Shares ("Prime Shares") and Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). On December 1, 2014, the sole shareholder of the Managed Shares class of the Fund redeemed their entire account. On January 13, 2015, the Managed Shares class was terminated and is no longer offered.

Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, were borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal periods/years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives an allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Corporation are allocated among the Funds in the Corporation on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2015 through June 30, 2015, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor waived certain expenses of the Fund.

For the six months ended June 30, 2015, the Administration Fee was $433,773, of which $236,994 was waived and $48,564 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"). DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2015, the amounts charged to the Fund by DSC were as follows:
	Total Aggregated	Waived	Unpaid at June 30, 2015
Prime Shares	$211,764	$210,888	$876
Prime Institutional Shares	14,440	14,440	—
	$226,204	$225,328	$876

Distribution and Service Fees. DeAWM Distributors, Inc. ("DDI") is the Fund's Distributor. The Fund pays the Distributor an annual fee, pursuant to a Rule 12b-1 plan, based on its average daily net assets, which is calculated daily and payable monthly at 0.25% of Prime Shares average daily net assets. For the six months ended June 30, 2015, the Distribution Fee was as follows:
	Total Aggregated	Waived	Annualized Effective Rate
Prime Shares	$738,635	$738,635	.00%

The Fund pays the Distributor a shareholder servicing fee based on the average daily net assets which is calculated daily and paid monthly at a rate of 0.07% of Prime Shares. The Distributor uses this fee to compensate third parties that provide shareholder services to their clients who own shares. For the six months ended June 30, 2015, the shareholder servicing fee was as follows:
	Total Aggregated	Waived	Annualized Effective Rate
Prime Shares	$206,818	$206,818	.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2015, the amount charged to the Fund by DIMA included in Statement of Operations under "Reports to shareholders" aggregated $13,347, of which $11,878 is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Prime Shares	294,782,655	$294,782,655	699,616,891	$699,616,891
Prime Institutional Shares	651,485,639	651,485,639	1,323,355,727	1,323,355,727
		$946,268,294		$2,022,972,618
Shares issued to shareholders in reinvestment of distributions
Prime Shares	27,135	$27,135	61,143	$61,143
Prime Institutional Shares	9,824	9,824	21,859	21,859
		$36,959		$83,002
Shares redeemed
Prime Shares	(282,087,982)	$(282,087,982)	(722,351,595)	$(722,351,595)
Prime Institutional Shares	(673,331,611)	(673,331,611)	(1,239,031,347)	(1,239,031,347)
Managed Shares*	—	—	(4,002)	(4,002)
		$(955,419,593)		$(1,961,386,944)
Net increase (decrease)
Prime Shares	12,721,808	$12,721,808	(22,673,561)	$(22,673,561)
Prime Institutional Shares	(21,836,148)	(21,836,148)	84,346,239	84,346,239
Managed Shares*	—	—	(4,002)	(4,002)
		$(9,114,340)		$61,668,676

* On December 1, 2014, the sole shareholder of the Managed Shares class of the Fund redeemed their entire account. On January 13, 2015, the Managed Shares class was terminated and is no longer offered.

D. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund is required to comply with money market reforms by the specified compliance dates, with the latest being October 14, 2016. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

E. Additional Information

At a meeting on July 10, 2015, the Board approved changes to the Fund to allow the Fund to operate as a government money market fund under the amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, that were adopted in July of 2014 with final compliance dates ranging between July 2015 and October 2016. As currently structured, on the final compliance date for the Rule 2a-7 amendments, the Fund would be required to implement a floating net asset value and would be allowed, and in certain situations, required, to implement liquidity fees and redemption gates. As a government money market fund, the Fund will continue to be able to maintain a stable $1.00 net asset value. (Although this share price would not be guaranteed, and if it falls below $1.00, you would lose money.) The Fund will not be required to implement liquidity fees and redemption gates. As defined in amended Rule 2a-7, a government money market fund is a fund that invests at least 99.5% of the Fund’s total assets in cash, government securities, and/or repurchase agreements that are collateralized by these same securities.

In order for the Fund to operate as a government money market fund, the Board approved revisions to the Fund’s fundamental investment policy relating to concentration (the "Concentration Policy") such that the Fund would no longer be required to invest more than 25% of its total assets in obligations of banks and other financial institutions. If not revised, the current Concentration Policy would preclude the Fund from operating as a government money market fund. The revisions to the Concentration Policy are subject to approval by the shareholders of the Fund at a special shareholders’ meeting expected to be held during the fourth quarter of 2015. No assurance can be given that shareholder approval will be obtained for the revisions to the Concentration Policy.

The Fund is a "feeder" fund that pursues its investment objective by investing substantially all of its assets in a "master portfolio," the Portfolio, under a master-feeder structure. The Portfolio invests directly in securities and other instruments and the Fund has the same investment objective and policies as the Portfolio. Subject to the approval of a revised fundamental investment policy relating to concentration by the Portfolio’s shareholders, the Board also approved changes to permit the Portfolio to operate as a government money market fund.

If the revisions to the Concentration Policy are approved by shareholders, the Board approved other changes necessary for the Fund to operate as a government money market fund, including:

(i) A revised investment objective, as follows:

"The fund seeks maximum current income to the extent consistent with stability of principal."

(ii) The adoption of a principal investment strategy to invest at least 99.5% of the Fund’s total assets in cash, government securities, and/or repurchase agreements that are collateralized by these same securities.

(iii) Name changes, as follows:
Current Name	New Name
Cash Management Portfolio	Government Cash Management Portfolio
Cash Reserve Fund, Inc.	Cash Reserve Fund, Inc. (No Change)
Prime Series	Deutsche Government Series
Cash Reserve Prime Shares	Cash Reserve Government Shares
Cash Reserve Prime Institutional Shares	Cash Reserve Government Institutional Shares

(iv) A reduction in the management fee rate paid by the Portfolio to DIMA, the investment advisor to the Fund and the Portfolio. Pursuant to the master-feeder structure noted above, DIMA receives a management fee from the Portfolio.

If shareholders approve the revised fundamental investment policy relating to concentration, DIMA currently anticipates that the changes implementing the Fund’s operation as a government money market fund will take effect on or about May 2, 2016. To ensure an orderly transition to a government money market fund, DIMA anticipates that it will begin to gradually implement changes to the Portfolio beginning in the first quarter of 2016. As a result, it is expected that the Portfolio gradually will allocate a larger percentage of its assets to government securities over time until it reaches its new allocation on or about May 2, 2016. Because the yields on government securities generally may be expected to be lower than the yields on comparable non-government securities, it should be expected that the Fund's yield may decrease as more assets are invested in government securities.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2015 to June 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2015 (Unaudited)
Actual Fund Return*	Prime Shares	Prime Institutional Shares
Beginning Account Value 1/1/15	$1,000.00	$1,000.00
Ending Account Value 6/30/15	$1,000.05	$1,000.05
Expenses Paid per $1,000**	$1.04	$1.04
Hypothetical 5% Fund Return*	Prime Shares	Prime Institutional Shares
Beginning Account Value 1/1/15	$1,000.00	$1,000.00
Ending Account Value 6/30/15	$1,023.75	$1,023.75
Expenses Paid per $1,000**	$1.05	$1.05

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Prime Shares	Prime Institutional Shares
Cash Reserve Fund — Prime Series	.21%	.21%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

(The following financial statements of the Cash Management Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2015 (Unaudited)
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.8%
Banco del Estado de Chile:
0.25%, 8/28/2015	49,063,000	49,063,000
0.31%, 9/2/2015	30,000,000	30,000,000
Bank of Montreal:
0.25%, 7/15/2015	61,100,000	61,100,000
0.34%, 12/9/2015	55,000,000	55,000,000
Bank of Nova Scotia:
0.26%, 8/3/2015	30,000,000	30,000,000
0.34%, 12/3/2015	80,000,000	80,000,000
Commonwealth Bank of Australia, 1.25%, 9/18/2015	22,140,000	22,181,833
Credit Suisse, 0.23%, 7/2/2015	54,000,000	54,000,000
DZ Bank AG:
0.21%, 7/7/2015	167,000,000	167,000,000
0.28%, 9/2/2015	97,000,000	97,000,000
0.28%, 10/1/2015	150,000,000	150,000,000
0.33%, 9/18/2015	105,000,000	105,000,000
0.33%, 10/9/2015	60,000,000	60,000,000
General Electric Capital Corp.:
1.0%, 1/8/2016	17,843,000	17,896,759
2.95%, 5/9/2016	24,659,000	25,162,147
Industrial & Commercial Bank of China Ltd., 0.3%, 8/24/2015	100,000,000	100,000,000
Microsoft Corp., 1.625%, 9/25/2015	22,813,000	22,886,564
Mitsubishi UFJ Trust & Banking Corp., 0.26%, 7/13/2015	125,000,000	125,000,000
Mizuho Bank Ltd.:
0.26%, 8/14/2015	108,500,000	108,500,000
0.27%, 9/10/2015	80,000,000	80,000,000
National Australia Bank Ltd.:
1.6%, 8/7/2015	1,000,000	1,001,246
144A, 2.75%, 9/28/2015	57,200,000	57,508,830
Nordea Bank Finland PLC:
0.24%, 9/18/2015	75,000,000	75,000,000
0.285%, 10/2/2015	200,000,000	200,000,000
Norinchukin Bank, 0.26%, 9/18/2015	115,000,000	115,000,000
Oversea-Chinese Banking Corp., Ltd., 0.28%, 8/3/2015	49,000,000	48,999,776
Rabobank Nederland NV:
0.27%, 7/3/2015	63,500,000	63,500,000
0.3%, 9/17/2015	117,500,000	117,500,000
0.43%, 3/4/2016	125,800,000	125,800,000
Royal Bank of Canada, 0.8%, 10/30/2015	8,923,000	8,935,905
Standard Chartered Bank, 0.31%, 10/5/2015	91,000,000	91,000,000
Svenska Handelsbanken AB, 0.33%, 11/23/2015	150,000,000	150,000,000
Swedbank AB, 0.09%, 7/1/2015	8,000,000	8,000,000
Toronto-Dominion Bank:
0.26%, 8/11/2015	75,000,000	75,000,000
0.295%, 7/13/2015	91,400,000	91,400,000
0.43%, 3/2/2016	141,000,000	141,000,000
Wal-Mart Stores, Inc., 5.313%, 6/1/2016	55,000,000	57,484,702
Total Certificates of Deposit and Bank Notes (Cost $2,866,920,762)		2,866,920,762

Commercial Paper 46.6%
Issued at Discount** 31.9%
Albion Capital Corp. SA, 0.21%, 7/27/2015	147,327,000	147,304,655
Apple, Inc., 0.12%, 8/4/2015	50,000,000	49,994,333
ASB Finance Ltd., 0.27%, 7/21/2015	16,550,000	16,547,517
Bank Nederlandse Gemeenten, 0.295%, 9/14/2015	74,000,000	73,954,521
Bedford Row Funding Corp., 144A, 0.32%, 7/23/2015	33,000,000	32,993,547
CAFCO LLC, 144A, 0.07%, 7/1/2015	53,200,000	53,200,000
Caisse Centrale Desjardins, 0.14%, 7/9/2015	84,150,000	84,147,382
Caisse des Depots et Consignations:
144A, 0.21%, 9/16/2015	110,000,000	109,950,592
144A, 0.275%, 9/10/2015	50,000,000	49,972,882
144A, 0.285%, 9/22/2015	20,500,000	20,486,530
China Construction Bank Corp., 0.17%, 7/2/2015	50,000,000	49,999,764
CNPC Finance HK Ltd.:
144A, 0.43%, 7/6/2015	20,460,000	20,458,778
144A, 0.43%, 7/20/2015	80,000,000	79,981,844
144A, 0.43%, 8/3/2015	35,500,000	35,486,007
144A, 0.43%, 7/20/2015	50,000,000	49,988,653
144A, 0.44%, 8/12/2015	12,500,000	12,493,583
Coca-Cola Co.:
0.33%, 9/10/2015	6,500,000	6,495,770
0.34%, 11/5/2015	10,000,000	9,988,006
Collateralized Commercial Paper Co., LLC, 0.24%, 7/8/2015	35,000,000	34,998,367
Collateralized Commercial Paper II Co., LLC:
144A, 0.26%, 9/14/2015	53,000,000	52,971,292
144A, 0.26%, 10/8/2015	87,500,000	87,437,438
144A, 0.26%, 10/9/2015	88,522,000	88,458,067
CPPIB Capital, Inc., 0.15%, 8/13/2015	1,098,000	1,097,803
CRC Funding LLC, 144A, 0.07%, 7/1/2015	158,800,000	158,800,000
DBS Bank Ltd.:
144A, 0.225%, 9/28/2015	50,000,000	49,972,187
144A, 0.25%, 7/7/2015	54,800,000	54,797,717
Dexia Credit Local, 0.305%, 8/6/2015	100,000,000	99,969,500
Erste Abwicklungsanstalt:
144A, 0.18%, 7/8/2015	8,059,000	8,058,718
144A, 0.26%, 8/11/2015	73,500,000	73,478,236
144A, 0.265%, 7/6/2015	100,000,000	99,996,319
144A, 0.27%, 7/31/2015	100,000,000	99,977,500
144A, 0.27%, 9/2/2015	100,000,000	99,952,750
144A, 0.3%, 10/8/2015	42,500,000	42,464,937
General Electric Capital Corp., 0.18%, 8/31/2015	100,000,000	99,969,500
Johnson & Johnson, 144A, 0.1%, 9/18/2015	200,000,000	199,956,111
Kells Funding LLC:
144A, 0.19%, 7/15/2015	50,000,000	49,996,306
144A, 0.21%, 9/4/2015	42,000,000	41,984,075
144A, 0.21%, 9/10/2015	8,873,000	8,869,325
144A, 0.22%, 7/24/2015	100,000,000	99,985,944
144A, 0.22%, 7/27/2015	100,000,000	99,984,111
KFW, 144A, 0.18%, 7/6/2015	45,000,000	44,998,875
LMA Americas LLC, 144A, 0.14%, 7/2/2015	80,000,000	79,999,689
Manhattan Asset Funding Co., LLC:
144A, 0.2%, 7/10/2015	10,000,000	9,999,500
144A, 0.2%, 7/22/2015	67,886,000	67,878,080
MetLife Short Term Funding LLC:
144A, 0.17%, 7/13/2015	650,000	649,963
144A, 0.23%, 7/15/2015	78,000,000	77,993,023
144A, 0.24%, 9/14/2015	30,500,000	30,484,750
144A, 0.25%, 11/23/2015	100,000,000	99,899,306
Nederlandse Waterschapsbank NV:
0.2%, 9/8/2015	150,854,000	150,796,173
0.28%, 7/9/2015	90,000,000	89,994,400
Nieuw Amsterdam Receivables Corp., 144A, 0.2%, 8/7/2015	75,012,000	74,996,581
Nordea Bank AB:
0.185%, 8/3/2015	16,487,000	16,484,204
0.275%, 8/25/2015	100,000,000	99,957,986
NRW.Bank:
0.195%, 9/2/2015	150,000,000	149,948,812
0.28%, 8/7/2015	900,000	899,741
Old Line Funding LLC:
144A, 0.3%, 9/25/2015	50,000,000	49,964,167
144A, 0.3%, 10/26/2015	44,500,000	44,456,612
144A, 0.32%, 11/16/2015	30,000,000	29,963,200
144A, 0.4%, 12/8/2015	96,300,000	96,128,800
Oversea-Chinese Banking Corp., Ltd.:
0.21%, 9/9/2015	34,000,000	33,986,117
0.235%, 9/24/2015	100,000,000	99,944,514
Pepsico, Inc.:
0.09%, 7/14/2015	50,000,000	49,998,375
0.09%, 7/15/2015	30,000,000	29,998,950
PSP Capital, Inc.:
0.2%, 10/5/2015	26,000,000	25,986,133
0.2%, 10/6/2015	40,000,000	39,978,444
0.325%, 10/13/2015	20,000,000	19,981,511
Rabobank Nederland NV, 0.33%, 12/7/2015	202,500,000	202,204,856
Sinopec Century Bright Capital Investment Ltd.:
0.41%, 7/14/2015	45,000,000	44,993,337
0.42%, 8/3/2015	50,000,000	49,980,750
0.42%, 8/7/2015	23,000,000	22,990,072
0.42%, 8/20/2015	13,000,000	12,992,417
Skandinaviska Enskilda Banken AB, 0.15%, 7/9/2015	10,666,000	10,665,644
Standard Chartered Bank:
0.27%, 7/6/2015	138,000,000	137,994,825
0.34%, 9/10/2015	150,000,000	149,899,417
Starbird Funding Corp., 144A, 0.14%, 7/1/2015	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp., 0.26%, 9/3/2015	145,500,000	145,432,747
Svenska Handelsbanken AB:
0.2%, 7/22/2015	37,500,000	37,495,625
0.25%, 8/4/2015	24,000,000	23,994,333
0.32%, 11/18/2015	100,000,000	99,875,556
Thunder Bay Funding LLC:
144A, 0.3%, 10/6/2015	75,000,000	74,939,375
144A, 0.32%, 11/16/2015	100,000,000	99,877,333
Toronto-Dominion Holdings (U.S.A.), Inc., 0.18%, 7/20/2015	19,982,000	19,980,102
United Overseas Bank Ltd.:
0.27%, 9/14/2015	76,540,000	76,496,946
0.32%, 8/7/2015	60,000,000	59,980,267
UnitedHealth Group, Inc., 144A, 0.27%, 7/6/2015	17,823,000	17,822,332
University of Texas:
0.075%, 11/2/2015	25,000,000	24,994,022
0.11%, 10/5/2015	25,000,000	24,994,738
Victory Receivables Corp., 144A, 0.14%, 7/8/2015	28,849,000	28,848,215
Walt Disney Co.:
0.09%, 7/17/2015	70,000,000	69,997,200
0.1%, 8/31/2015	90,000,000	89,985,500
Working Capital Management Co., 144A, 0.2%, 8/4/2015	73,530,000	73,516,111
		5,771,940,193
Issued at Par 14.7%
Australia & New Zealand Banking Group Ltd., 144A, 0.375%*, 8/18/2015	120,700,000	120,700,000
Bank Nederlandse Gemeenten, 144A, 0.287%*, 2/25/2016	100,000,000	100,000,000
Bank of Montreal:
0.283%*, 10/9/2015	210,000,000	210,000,000
0.304%*, 1/7/2016	95,000,000	95,000,000
Bank of Nova Scotia, 0.273%*, 11/9/2015	77,000,000	76,998,823
Bedford Row Funding Corp.:
144A, 0.21%*, 1/14/2016	28,000,000	28,000,000
144A, 0.264%, 7/2/2015	45,000,000	45,000,000
144A, 0.324%*, 4/8/2016	40,000,000	40,000,000
BNZ International Funding Ltd., 144A, 0.365%*, 6/14/2016	15,000,000	15,000,000
Commonwealth Bank of Australia:
144A, 0.293%*, 4/7/2016	82,000,000	81,996,056
144A, 0.303%*, 4/29/2016	38,000,000	37,997,064
144A, 0.303%*, 5/6/2016	100,000,000	99,994,545
144A, 0.305%*, 5/4/2016	75,000,000	75,000,000
Dexia Credit Local:
0.314%*, 2/26/2016	28,500,000	28,500,000
0.324%*, 7/1/2015	87,000,000	87,000,000
Fairway Finance LLC, 144A, 0.254%*, 9/8/2015	75,000,000	75,000,000
General Electric Capital Corp.:
0.258%*, 8/11/2015	150,000,000	150,000,000
0.507%*, 1/14/2016	20,500,000	20,521,466
HSBC Bank PLC, 144A, 0.317%*, 12/23/2015	190,000,000	190,000,000
JPMorgan Chase Bank NA, 0.436%*, 7/22/2016	45,750,000	45,750,000
National Australia Bank Ltd., 144A, 0.284%*, 10/8/2015	180,000,000	180,000,000
Nederlandse Waterschapsbank NV, 144A, 0.253%*, 7/9/2015	5,000,000	5,000,000
Old Line Funding LLC:
144A, 0.287%*, 10/23/2015	100,000,000	100,000,000
144A, 0.305%*, 12/15/2015	23,500,000	23,500,000
Royal Bank of Canada:
0.273%*, 9/3/2015	136,500,000	136,497,724
0.295%*, 12/10/2015	50,000,000	50,000,000
Starbird Funding Corp., 144A, 0.254%*, 11/9/2015	13,000,000	13,000,000
Wells Fargo Bank NA:
0.32%*, 9/9/2015	75,000,000	75,000,000
0.32%*, 12/10/2015	110,000,000	110,000,000
Westpac Banking Corp.:
144A, 0.286%*, 10/13/2015	138,000,000	138,000,000
144A, 0.295%*, 3/18/2016	200,000,000	200,000,000
		2,653,455,678
Total Commercial Paper (Cost $8,425,395,871)		8,425,395,871

Government & Agency Obligations 3.4%
U.S. Government Sponsored Agencies 3.0%
Federal Farm Credit Bank:
0.163%*, 3/3/2016	35,000,000	35,000,000
0.3%, 8/17/2015	9,500,000	9,501,307
Federal Home Loan Bank:
0.085%**, 8/3/2015	25,000,000	24,998,052
0.125%, 9/2/2015	10,000,000	9,998,575
0.14%, 8/5/2015	31,200,000	31,198,420
0.16%**, 11/9/2015	35,000,000	34,979,622
0.16%**, 11/16/2015	25,000,000	24,984,667
0.19%, 9/1/2015	55,000,000	54,998,777
0.19%, 9/3/2015	27,500,000	27,499,146
0.251%**, 3/7/2016	43,000,000	42,925,345
Federal Home Loan Mortgage Corp.:
0.08%**, 7/27/2015	50,000,000	49,997,111
0.14%**, 9/17/2015	25,000,000	24,992,417
0.251%**, 12/7/2015	32,223,000	32,187,421
Federal National Mortgage Association:
0.09%**, 7/2/2015	38,000,000	37,999,905
0.115%**, 11/2/2015	26,000,000	25,989,701
0.14%**, 12/15/2015	25,000,000	24,983,764
0.16%**, 8/3/2015	20,000,000	19,997,067
0.19%**, 12/14/2015	33,500,000	33,470,650
		545,701,947
U.S. Treasury Obligations 0.4%
U.S. Treasury Notes:
0.25%, 7/31/2015	13,000,000	13,002,332
0.25%, 9/15/2015	60,000,000	60,029,338
		73,031,670
Total Government & Agency Obligations (Cost $618,733,617)		618,733,617

Short-Term Notes* 6.2%
Bank of Nova Scotia:
0.34%, 3/18/2016	45,000,000	45,000,000
0.562%, 12/31/2015	111,000,000	111,128,940
Canadian Imperial Bank of Commerce, 0.42%, 8/18/2015	176,750,000	176,750,000
Commonwealth Bank of Australia, 144A, 0.281%, 7/10/2015	180,000,000	180,000,000
Rabobank Nederland NV, 0.321%, 7/6/2015	136,500,000	136,500,000
Svenska Handelsbanken AB:
0.286%, 12/9/2015	115,000,000	115,000,000
144A, 0.391%, 10/2/2015	168,000,000	168,000,000
Wells Fargo Bank NA, 0.335%, 6/3/2016	50,000,000	50,000,000
Westpac Banking Corp., 0.316%, 5/27/2016	135,000,000	135,000,000
Total Short-Term Notes (Cost $1,117,378,940)		1,117,378,940

Time Deposits 4.4%
Nordea Bank Finland PLC, 0.04%, 7/1/2015	300,000,000	300,000,000
Svenska Handelsbanken AB, 0.04%, 7/1/2015	100,000,000	100,000,000
Swedbank AB, 0.09%, 7/1/2015	400,000,000	400,000,000
Total Time Deposits (Cost $800,000,000)		800,000,000

Municipal Bonds and Notes 2.8%
Michigan, Finance Authority, School Loan:
Series B, 0.13%***, 9/1/2050, LOC: PNC Bank NA	20,000,000	20,000,000
Series C, 0.13%***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.12%***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.14%***, 12/1/2032, LOC: Royal Bank of Canada	16,199,000	16,199,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series C, 0.15%***, 11/1/2039, LOC: Bank of America NA	9,660,000	9,660,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.25%***, 5/1/2048, LOC: Bank of China	150,460,000	150,460,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.13%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York, State Housing Finance Agency Revenue, BAM South Housing, Series B, 144A, 0.13%***, 11/1/2048, LOC: JPMorgan Chase Bank NA	12,500,000	12,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.17%***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series E-3, 0.03%***, 2/1/2045, SPA: JPMorgan Chase Bank NA	82,000,000	82,000,000
Ohio, University Hospitals Health System, Inc., Hospital Revenue, Series C, 0.14%***, 1/15/2050, LOC: Barclays Bank PLC	25,000,000	25,000,000
University of Colorado, Hospital Authority Revenue:
Series C, 0.25%*, 11/15/2024	18,425,000	18,425,000
Series A, 0.25%*, 11/15/2046	20,450,000	20,450,000
Vermont Economic Development Authority, TECP, 0.25%, 8/10/2015	100,000,000	100,000,000
Total Municipal Bonds and Notes (Cost $506,944,000)		506,944,000

Preferred Shares of Closed-End Investment Companies 0.3%
Nuveen Premium Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.16%***, 5/1/2041, LIQ: Barclays Bank PLC	10,000,000	10,000,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.16%***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $50,000,000)		50,000,000

Repurchase Agreements 15.9%
BNP Paribas, 0.2%, dated 1/21/2015, to be repurchased at $200,216,667 on 8/4/2015 (a) (b)	200,000,000	200,000,000
Federal Reserve Bank of New York, 0.05%, dated 6/30/2015, to be repurchased at $2,000,002,778 on 7/1/2015 (c)	2,000,000,000	2,000,000,000
JPMorgan Securities, Inc., 0.424%, dated 2/13/2015, to be repurchased at $186,750,143 on 9/29/2015 (a) (d)	186,250,000	186,250,000
JPMorgan Securities, Inc., 0.451%, dated 7/3/2014, to be repurchased at $360,031,680 on 9/29/2015 (a) (e)	358,000,000	358,000,000
Wells Fargo Securities LLC, 0.4%, dated 5/1/2015, to be repurchased at $134,134,000 on 7/30/2015 (f)	134,000,000	134,000,000
Total Repurchase Agreements (Cost $2,878,250,000)		2,878,250,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $17,263,623,190)†	95.4	17,263,623,190
Other Assets and Liabilities, Net	4.6	829,501,465
Net Assets	100.0	18,093,124,655

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2015.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of June 30, 2015.

† The cost for federal income tax purposes was $17,263,623,190.

(a) Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of June 30, 2015. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Portfolio and counterparty have the right to terminate the repurchase agreement at any time.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,850,000	21st Century Fox America, Inc.	6.15	3/1/2037	5,709,367
5,000,000	Actavis Funding SCS	3.45	3/15/2022	5,013,650
16	American Express Credit Corp.	2.8	9/19/2016	16
3,171,340	Banco BTG Pactual SA	4.875	7/8/2016	3,304,668
1,947,779	Bank of Montreal	1.4	4/10/2018	1,942,912
10,300,000	Bank of The West Auto Trust	1.65	3/16/2020	10,303,163
1,128,092	Barclays Bank PLC	3.75	5/15/2024	1,138,583
96,630	Barclays PLC	2.0	3/16/2018	96,956
9,419,962	BBVA U.S. Senior SAU	4.664	10/9/2015	9,608,964
3,558,659	Berkshire Hathaway Energy Co.	8.48	9/15/2028	5,245,191
5,110,247	BHP Billiton Finance U.S.A. Ltd.	5.0	9/30/2043	5,395,859
7,898	BlueMountain CLO Ltd.	1.783	4/13/2027	7,906
378,864	BPCE SA	2.5	12/10/2018	385,183
2,860,821	Caisse Centrale Desjardins	1.6	3/6/2017	2,905,383
2,577,567	Canadian Imperial Bank of Commerce	2.75	1/27/2016	2,640,195
1,250,944	CDK Global, Inc.	4.5	10/15/2024	1,264,260
4,163,752	Citigroup, Inc.	3.875	10/25/2023	4,270,663
2,168	CNH Wholesale Master Note Trust	0.787	8/15/2019	2,171
2,422,547	Columbia Pipeline Group, Inc.	4.5	6/1/2025	2,394,797
3,275,788	Diageo Capital PLC	5.75	10/23/2017	3,621,290
5,772,782	DIRECTV Holdings LLC	3.95–6.35	3/1/2021– 3/15/2040	6,324,291
6,944,404	Discover Bank	4.2	8/8/2023	7,143,824
4,079,234	Exxon Mobil Corp.	3.567	3/6/2045	3,740,925
56,373,755	FHLMC Multifamily Structured Pass Through Certificates	0.773	1/25/2022	2,084,234
910,000	Ford Credit Auto Owner Trust	0.81	1/15/2018	911,167
1,504,620	General Electric Capital Corp.	2.9	1/9/2017	1,571,478
76,000	Glencore Funding LLC	1.7	5/27/2016	76,301
4,642,000	Halliburton Co.	6.7	9/15/2038	5,875,526
6,738,787	Hana Bank	1.404	11/9/2016	6,790,533
4,212,444	Imperial Tobacco Finance PLC	3.5	2/11/2023	4,155,887
1,271,093	Indiana Michigan Power Co.	7.0	3/15/2019	1,505,974
2,683,238	Industrial & Commercial Bank of China Ltd.	2.351	11/13/2017	2,714,040
7,863,849	Infinity Property & Casualty Corp.	5.0	9/19/2022	8,370,578
10	ING Bank NV	2.5	10/1/2019	10
809,195	Intesa Sanpaolo SpA	3.625	8/12/2015	822,665
5,075,000	JPMorgan Chase & Co.	6.3	4/23/2019	5,875,607
114,601	Kimberly-Clark Corp.	6.125	8/1/2017	129,061
2,254,574	Lloyds Bank PLC	3.5	5/14/2025	2,230,838
796,014	Lowe's Companies, Inc.	2.125	4/15/2016	809,114
734,209	LVMH Moet Hennessy Louis Vuitton SE	1.625	6/29/2017	739,455
3,605,956	McKesson Corp.	4.75	3/1/2021	4,016,319
3,113,415	MDC-GMTN BV	3.25	4/28/2022	3,185,326
1	Montpelier Re Holdings Ltd.	4.7	10/15/2022	1
12,396,668	Morgan Stanley	3.875–5.625	9/23/2019– 4/29/2024	12,879,379
2,191,757	Nabors Industries, Inc.	4.625	9/15/2021	2,206,989
1	Norddeutsche Landesbank Girozentrale	0.875	10/16/2015	1
3,208,354	Ocean Trails CLO IV	1.577	8/13/2025	3,183,989
467,761	OCP CLO Ltd.	1.724	7/17/2026	466,838
3,560,618	Omega Healthcare Investors, Inc.	6.75	10/15/2022	3,757,565
11,532,033	Petroleos Mexicanos	5.625–6.375	1/23/2045– 1/23/2046	11,074,029
3,174,572	Rio Oil Finance Trust	6.25	7/6/2024	3,116,592
2,042,765	Shell International Finance BV	6.375	12/15/2038	2,577,124
1,212,317	South Carolina Electric & Gas Co.	6.5	11/1/2018	1,413,383
844,123	State Grid Overseas Investment Ltd.	4.125	5/7/2024	889,446
8,550,766	Telos CLO Ltd.	0.686	10/11/2021	8,547,990
7,920,162	Temasek Financial I Ltd.	4.3	10/25/2019	8,749,434
5,040,024	The Goldman Sachs Group, Inc.	3.625	2/7/2016	5,195,253
5,150,000	Wal-Mart Stores, Inc.	5.25	9/1/2035	5,939,516
4,375,270	Zimmer Biomet Holdings, Inc.	3.55	4/1/2025	4,273,939
Total Collateral Value				208,595,798

(c) Collateralized by $2,000,002,792 U.S. Treasury Bond, 3.125%, maturing on 11/15/2041 with a value of $2,000,002,778.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
707	Access Group, Inc.	0.884	2/22/2044	657
20,000,000	ALM VII Ltd.	2.128	4/24/2024	20,019,600
9,000,000	Benefit Street Partners CLO VI Ltd.	2.403	4/18/2027	9,071,148
1,051	CIT Mortgage Loan Trust	1.437	10/25/2037	1,051
586,396	Countrywide Home Equity Loan Trust	0.305	11/15/2036	515,556
330,072	CPS Auto Receivables Trust	1.82	9/15/2020	330,559
5,230,921	CSAB Mortgage-Backed Trust	5.8	9/25/2036	5,184,278
5,865,806	GMACM Home Equity Notes Variable Funding Trust	0.935	2/25/2031	5,758,468
10,000,000	GT Loan Financing I Ltd.	2.029	10/28/2024	9,968,695
32,655	Home Loan Trust	6.01	2/25/2036	32,830
3,740,000	JPMorgan Chase Commercial Mortgage Securities Trust	7.445	12/5/2027	4,447,016
6,000,000	Madison Park Funding XI Ltd.	2.027	10/23/2025	5,960,222
7,690,779	Mastr Asset Backed Securities Trust	0.487	5/25/2037	6,870,185
7,720,000	National Collegiate Student Loan Trust	0.467	4/25/2029	7,585,123
7,744,838	Northstar Education Finance, Inc.	0.836	11/28/2035	7,323,167
4,000,000	Octagon Investment Partners XVI Ltd.	1.874	7/17/2025	3,888,108
33,339,987	Option One Mortgage Loan Trust	5.52–6.102	3/25/2037	30,603,630
5,000,000	OZLM VI Ltd.	2.424	4/17/2026	5,002,090
30,000	Preferred Term Securities XVIII Ltd.	0.766	9/23/2035	17,930
12,545,600	Santander Drive Auto Receivables Trust	2.27–2.73	1/15/2019- 11/15/2019	12,698,873
13,069,043	SLM Private Credit Student Loan Trust	0.686–0.756	9/15/2033– 6/15/2039	12,117,574
16,424,000	Soundview Home Loan Trust	7.0	2/25/2038	14,022,418
5,000,000	Symphony CLO XII Ltd.	2.025	10/15/2025	4,978,291
15,000,000	West CLO Ltd.	2.276	11/7/2025	14,862,864
950,000	World Financial Network Credit Card Master Trust	3.34	4/17/2023	979,856
11,701,319	Wrightwood Capital Real Estate CDO Ltd.	0.601	11/21/2040	11,460,172
Total Collateral Value				193,700,361

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
26,822,583	Access Group, Inc.	0.642–0.677	5/25/2029– 7/25/2034	25,445,470
4,768,282	Ally Auto Receivables Trust	1.06	5/15/2017	4,777,249
6,000,000	American Homes 4 Rent Trust	4.705	10/17/2036	6,295,129
42,058	BankAmerica Manufactured Housing Contract Trust	6.8	1/10/2028	42,283
1,699,612,176	Bear Stearns Commercial Mortgage Securities Trust	0.337	2/11/2044	11,373,407
120,000	BlueMountain CLO Ltd.	3.028	4/30/2026	117,871
5,452,813	BlueMountain CLO III Ltd.	0.533	3/17/2021	5,385,835
384,417	CAL Funding II Ltd.	3.35–3.47	10/25/2027– 3/27/2028	385,258
15,000	Carfinance Capital Auto Trust	3.15	8/15/2019	15,265
5,595,000	Carlyle Global Market Strategies CLO Ltd.	1.745	10/15/2025	5,609,693
1	Carlyle High Yield Partners X Ltd.	0.49	4/19/2022	1
20,000,000	Cavalry CLO II	1.624	1/17/2024	19,869,010
20,000,000	Cavalry CLO IV Ltd.	1.775	10/15/2026	19,918,220
12,287	Chase Funding Trust	0.767	11/25/2034	11,278
5,785,000	Chase Issuance Trust	0.436–5.23	1/15/2019– 5/15/2019	5,938,977
780,800	CLI Funding V LLC	3.22	6/18/2028	785,659
10,301,000	Colony American Homes	2.086	7/17/2031	10,254,358
106,070	Conseco Finance Home Equity Loan Trust	8.0	6/15/2032	113,491
803,831	Conseco Financial Corp.	7.25–8.1	1/15/2026– 9/15/2026	809,965
2,000,000	DT Auto Owner Trust	7.0	3/15/2019	1,328,734
857,483	EquiFirst Mortgage Loan Trust	0.667	1/25/2034	810,085
2,485,000	Exeter Automobile Receivables Trust	2.77	11/15/2019	2,508,514
820,000	Global Container Assets Ltd.	3.3	11/5/2028	818,874
787,607	Goal Capital Funding Trust	0.452	5/28/2030	831,298
75,454	Green Tree Mortgage Loan Trust	0.587	12/25/2032	75,312
84,448	GSAMP Trust	0.865	11/25/2034	80,473
5,785,000	Invitation Homes Trust	2.285–2.686	6/17/2031– 12/17/2031	5,781,548
359,233,941	JPMorgan Chase Commercial Mortgage Securities Trust	0.086–7.445	12/5/2027– 12/12/2044	4,039,524
38,716,804	Keycorp Student Loan Trust	0.517–0.587	7/25/2029– 10/27/2042	36,796,240
6,649,195	LA Arena Funding LLC	7.656	12/15/2026	7,343,319
1,000,000	Madison Park Funding V Ltd.	0.662	2/26/2021	967,416
3,000,000	Magnetite VIII Ltd.	1.755	4/15/2026	3,011,577
343,224	Morgan Stanley ABS Capital I, Inc. Trust	0.807	12/25/2034	324,489
6,108,000	Morgan Stanley Capital I Trust	5.569	12/15/2044	6,512,143
7,565,209	NewStar Commercial Loan Trust	0.523	9/30/2022	7,467,164
7,477,172	Northstar Education Finance, Inc.	0.496–1.029	5/28/2026– 10/30/2045	7,465,832
1,113,506	N-Star REL CDO IV Ltd.	0.636	7/27/2040	1,113,565
16,000,000	NZCG Funding Ltd.	3.776	2/25/2027	16,107,138
5,000,000	OCP CLO Ltd.	3.028	10/24/2025	4,899,754
1,250,000	OZLM Funding Ltd.	4.026	7/22/2023	1,260,411
6,400,000	OZLM VI Ltd.	1.824	4/17/2026	6,405,619
11,205,000	OZLM VIII Ltd.	1.714	10/17/2026	11,193,288
87,380,000	Santander Drive Auto Receivables Trust	3.73	3/15/2021	87,864,888
415,966	Sierra Timeshare Receivables Funding LLC	3.37	7/20/2028	424,309
1,023,296	SLM Private Credit Student Loan Trust	0.686–0.836	3/15/2022– 12/16/2030	1,013,169
7,669,292	SLM Student Loan Trust	0.357–0.887	4/27/2020– 1/25/2029	7,675,794
266,248	SVO VOI Mortgage Corp.	5.81	12/20/2028	267,194
7,728,833	TAL Advantage V LLC	2.83–3.51	2/22/2038– 2/22/2039	7,721,730
8,000,000	TICP CLO II Ltd.	1.725	7/20/2026	7,964,533
108,083,596	WFRBS Commercial Mortgage Trust	1.717–5.747	4/15/2045– 6/15/2045	13,863,366
Total Collateral Value				371,085,719

(f) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
13,400,000	Actavis Funding SCS	2.35	3/12/2018	13,558,889
11,300,000	Aviation Capital Group Corp.	6.75	4/6/2021	13,171,729
13,700,000	Bank of America Corp.	0.829	5/2/2017	13,655,413
7,943,979	Burlington Northern Santa Fe LLC	3.4	9/1/2024	7,951,358
10,400,000	ConocoPhillips	6.5	2/1/2039	13,184,381
13,800,000	Harris Corp.	2.7	4/27/2020	13,695,508
12,300,000	Highwoods Realty LP	3.2	6/15/2021	12,249,808
12,400,000	Regency Energy Partners LP	5.875	3/1/2022	13,589,633
13,000,000	Southern Co.	2.75	6/15/2020	13,049,335
12,500,000	Spectra Energy Capital LLC	6.2	4/15/2018	13,790,198
12,000,000	UDR, Inc.	3.7	10/1/2020	12,547,741
Total Collateral Value				140,443,993

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (g)	$—	$14,335,373,190	$—	$14,335,373,190
Preferred Shares of Closed-End Investment Companies	—	50,000,000	—	50,000,000
Repurchase Agreements	—	2,878,250,000	—	2,878,250,000
Total	$—	$17,263,623,190	$—	$17,263,623,190

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.

(g) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2015 (Unaudited)
Assets
Investments in non-affiliated securities, valued at amortized cost	$14,385,373,190
Repurchase agreements, valued at amortized cost	2,878,250,000
Investments in securities, at value (cost $17,263,623,190)	17,263,623,190
Cash	827,041,423
Interest receivable	4,777,707
Other assets	149,382
Total assets	18,095,591,702
Liabilities
Accrued management fee	1,613,306
Accrued Trustees' fees	141,102
Other accrued expenses and payables	712,639
Total liabilities	2,467,047
Net assets, at value	$18,093,124,655

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2015 (Unaudited)
Investment Income
Income: Interest	$21,093,110
Expenses: Management fee	12,286,974
Administration fee	2,890,434
Custodian fee	114,981
Professional fees	120,267
Reports to shareholders	8,944
Trustees' fees and expenses	356,493
Other	308,957
Total expenses before expense reductions	16,087,050
Expense reductions	(2,598,360)
Total expenses after expense reductions	13,488,690
Net investment income	7,604,420
Net realized gain (loss) from investments	448,085
Net increase (decrease) in net assets resulting from operations	$8,052,505

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations: Net investment income	$7,604,420	$9,791,086
Operations: Net investment income	$7,604,420	$9,791,086
Net realized gain (loss)	448,085	38,382
Net increase (decrease) in net assets resulting from operations	8,052,505	9,829,468
Capital transactions in shares of beneficial interest: Proceeds from capital invested	139,539,926,373	177,895,822,788
Value of capital withdrawn	(141,372,355,196)	(178,202,393,435)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(1,832,428,823)	(306,570,647)
Increase (decrease) in net assets	(1,824,376,318)	(296,741,179)
Net assets at beginning of period	19,917,500,973	20,214,242,152
Net assets at end of period	$18,093,124,655	$19,917,500,973

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
	Six Months Ended 6/30/15 (Unaudited)		2014	2013	2012	2011	2010
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18,093		19,918	20,214	24,810	20,784	34,432
Ratio of expenses before expense reductions (%)	.17	*	.17	.16	.17	.16	.17
Ratio of expenses after expense reductions (%)	.14	*	.14	.14	.14	.15	.16
Ratio of net investment income (%)	.08	*	.05	.08	.14	.10	.16
Total Return (%)a,b	.04	**	.05	.08	.14	.11	.17
a Total return would have been lower had certain expenses not been reduced.
b Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated Deutsche feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2015, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and Deutsche Money Market Series owned approximately 7%, 5%, 5% and 79%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

As of June 30, 2015, the Portfolio held repurchase agreements with a gross value of $2,878,250,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $3.0 billion of the Portfolio's average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

For the period from January 1, 2015 through June 30, 2015, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio's average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2015, the Advisor waived a portion of its management fee aggregating $2,598,360, and the amount charged aggregated $9,688,614, which was equivalent to an annualized effective rate of 0.10%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2015, the Administration Fee was $2,890,434, of which $483,088 is unpaid.

Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2015, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $681, all of which is unpaid.

Trustees' Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2015.

D. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Portfolio is required to comply with money market reforms by the specified compliance dates, with the latest being October 14, 2016. As a result, the Portfolio may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Portfolio.

E. Additional Information

At a meeting on July 10, 2015, the Board approved changes to the Portfolio to allow the Portfolio to operate as a government money market fund under the amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, that were adopted in July of 2014 with final compliance dates ranging between July 2015 and October 2016. As currently structured, on the final compliance date for the Rule 2a-7 amendments, the Portfolio would be required to implement a floating net asset value and would be allowed, and in certain situations, required, to implement liquidity fees and redemption gates. As a government money market fund, the Portfolio will continue to utilize amortized cost to value its securities. The Portfolio will not be required to implement liquidity fees and redemption gates. As defined in amended Rule 2a-7, a government money market fund is a fund that invests at least 99.5% of the Portfolio’s total assets in cash, government securities, and/or repurchase agreements that are collateralized by these same securities.

In order for the Portfolio to operate as a government money market fund, the Board approved revisions to the Portfolio’s fundamental investment policy relating to concentration (the "Concentration Policy") such that the Portfolio would no longer be required to invest more than 25% of its total assets in obligations of banks and other financial institutions. If not revised, the current Concentration Policy would preclude the Portfolio from operating as a government money market fund. The revisions to the Concentration Policy are subject to approval by the shareholders of the Portfolio at a special shareholders’ meeting expected to be held during the fourth quarter of 2015. No assurance can be given that shareholder approval will be obtained for the revisions to the Concentration Policy.

If the revisions to the Concentration Policy are approved by shareholders, the Board approved other changes necessary for the Portfolio to operate as a government money market fund, including:

(i) A revised investment objective, as follows:

"The fund seeks maximum current income to the extent consistent with stability of principal."

(ii) The adoption of a principal investment strategy to invest at least 99.5% of the Portfolio’s total assets in cash, government securities, and/or repurchase agreements that are collateralized by these same securities.

(iii) Name changes as follows:
Current Name	New Name
Cash Management Portfolio	Government Cash Management Portfolio

(iv) A reduction in the management fee rate paid by the Portfolio to DIMA, the investment advisor to the Portfolio. Pursuant to the master-feeder structure noted above, DIMA receives a management fee from the Portfolio. The revised management fee rate schedule is set forth below:
Current Management Fee Rate Schedule		Revised Management Fee Rate Schedule
Average Daily Assets	Management Fee Rate	Average Daily Assets	Management Fee Rate
First $3 Billion	.1500%	First $3 Billion	.1200%
Next $4.5 Billion	.1325%	Next $4.5 Billion	.1025%
Over $7.5 Billion	.1200%	Over $7.5 Billion	.0900%

If shareholders approve the revised fundamental investment policy relating to concentration, DIMA currently anticipates that the changes implementing the Portfolio’s operation as a government money market fund will take effect on or about May 2, 2016. To ensure an orderly transition to a government money market fund, DIMA anticipates that it will begin to gradually implement changes to the Portfolio beginning in the first quarter of 2016. As a result, it is expected that the Portfolio gradually will allocate a larger percentage of its assets to government securities over time until it reaches its new allocation on or about May 2, 2016. Because the yields on government securities generally may be expected to be lower than the yields on comparable non-government securities, it should be expected that the Portfolio’s yield may decrease as more assets are invested in government securities.

Other Information

Proxy Voting

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund's voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of each fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

Cash Reserve Fund – Prime Series (the "Fund"), a series of Cash Reserve Fund, Inc., invests all of its assets in Cash Management Portfolio (the "Portfolio") in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the "Portfolio Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and the Fund’s Board of Directors (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the "Fund Agreement," and together with the Portfolio Agreement, the "Agreements") in September 2014. The Portfolio’s Board of Trustees and the Fund’s Board of Directors are collectively referred to as the "Board."

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2014, all of the Portfolio’s Trustees and the Fund’s Directors were independent of DIMA and its affiliates.

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability compiled by a fee consultant retained by the Portfolio’s and the Fund’s Independent Trustees/Directors (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

— The Independent Trustees/Directors regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees/Directors were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund, and that the Fund Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Directors that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Cash Reserve Prime Institutional Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules and the Fund’s operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were higher than the median of the applicable Lipper expense universe for the Cash Reserve Prime Institutional Shares (3rd quartile), Managed Shares (3rd quartile) and Cash Reserve Prime Shares (3rd quartile). The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitation agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Portfolio and Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Portfolio or the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio’s management fee schedule includes fee breakpoints. The Board concluded that the Portfolio’s and the Fund’s fee schedules represent an appropriate sharing between the Portfolio and the Fund, as the case may be, and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees/Directors and counsel present. It is possible that individual Trustees/Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Notes

Notes

Service Center
P.O. Box 219151
Kansas City, MO 64121-7195

GENCR-3
(R-028298-4 8/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prime Series, a series of Cash Reserve Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 28, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 28, 2015